   UNITED STATES

   SECURITIES AND EXCHANGE COMMISSION

   Washington D.C. 20549

   FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

   ASSET-BACKED SECURITIES

   Commission File Number of issuing entity:  333-207132-10

   Central Index Key Number of Issuing entity:  0001693368

   CD 2017-CD3 Mortgage Trust

   (Exact name of issuing entity as specified in its charter)

   Commission File Number of depositor:  333-207132

   Central Index Key Number of depositor:  0001258361

   Citigroup Commercial Mortgage Securities Inc.

   (Exact name of depositor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001541001

   Citigroup Global Markets Realty Corp.

   (Exact name of Sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001541294

   German American Capital Corporation

   (Exact name of Sponsor as specified in its charter)

   Richard Simpson  (212) 816-5343

   (Name and telephone number, including area code, of the person to contact in connection with this filing)

   INFORMATION TO BE INCLUDED IN THIS FORM

   Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

   Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Explanatory Note

This Form ABS-EE/A amends the Form ABS-EE (the “April 27 Form ABS-EE”), filed with the Securities and Exchange Commission on April 27, 2017 under Commission File No. 333-207132-10, with respect to CD 2017-CD3 Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2017-CD3. Effective upon the filing of this Form ABS-EE/A, Exhibits 102 and 103 of the April 27 Form ABS-EE are replaced and superseded in their entirety by Exhibits 102 and 103, respectively, to this Form ABS-EE/A.

   SIGNATURES

   The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

   Citigroup Commercial Mortgage Securities Inc.

   (Depositor)

   /s/   Paul Vanderslice

   Paul Vanderslice, President

   Date : May 1, 2017

   EXHIBIT INDEX

   Exhibit Number             Description

   EX 102                  Asset Data File

   EX 103                  Asset Related Document